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                                  Letterhead of
                  The American Franklin Life Insurance Company
                               #1 Franklin Square
                           Springfield, Illinois 62713
                                 (217) 528-2011


                                   May 1, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

               RE: Separate Account VUL-2 of The American Franklin Life Insurance Company (1933 Act Registration No. 33-77470)

Ladies and Gentlemen:

     On behalf of Separate Account VUL-2 of The American Franklin Life Insurance Company, a registered investment company (the "Fund"), and in lieu of filing the Fund's Prospectus under Rule 497(c) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of Prospectus that would have been filed under Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form S-6, which was filed electronically with the Securities and Exchange Commission on April 30, 1997.

     If you have any questions about this filing, please contact the undersigned at (217) 528-2011.

                         Very truly yours,


                         /s/ Ross D. Friend
                         ---------------------------------
                         ROSS D. FRIEND
                         Senior Vice President
                         General Counsel and Secretary




VIA EDGAR